LONG-TERM INVESTMENTS, NET	9 Months Ended
Sep. 30, 2024
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET
8.	LONG-TERM INVESTMENTS, NET

The Company’s long-term investments, net consisted of the following:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Equity investments without readily determinable fair values	19,821	29,821
Equity method investments	738,128	726,128
Available-for-sale debt investments	—	42,689
	757,949	798,638

Equity investments without readily determinable fair values

The investment income comprised of dividend income of RMB3,255 and RMB691 for the nine months ended September 30, 2023 and 2024, respectively.

The Company recorded an impairment loss of long-term investments amounting to RMB9,285 and nil for the nine months ended September 30, 2023 and 2024, respectively.

Investment in Hebei Yiyun Yuanjing Big Data Technology Co., Ltd (“Hebei Yiyun”)

In May 2024, the Company through its subsidiary entered into an agreement with Puyun Network Technology Group Co., Ltd to acquire 10% equity interest of Hebei Yiyun for a total cash consideration of RMB49,500 with two instalments. The first instalment of RMB10,000 has been paid in 2024 and the second instalment of the remaining cash consideration would be paid upon both parties’ consent. The investment was classified as equity securities without readily determinable fair values. There is no orderly transaction for an identical or a similar investment in Hebei Yiyun for the nine months ended September 30, 2024. As of September 30, 2024, the carrying amount of investment in Hebei Yiyun was RMB10,000. No impairment on the investment was recognized for the nine months ended September 30, 2024.

8.	LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments

For the nine months ended September 30, 2023 and 2024, the Company recognized its share of gain from equity method investments in the amount of RMB3,651 and RMB6,770, respectively.

In September 2024, one of the equity method investee, Zhuhai VNET Private Equity Fund Management Co., Ltd., was in the process of dissolution and the Company received the returned capital of RMB20,075 in September 2024. On October 17, 2024, the dissolution was completed and the disposal loss was RMB1,842, which was recognized in October 2024.

Available-for-sale debt investments

The Company recorded an impairment loss of long-term investments amounting to RMB1,830 and nil for the nine months ended September 30, 2023 and 2024, respectively.

Investment in Matrix Intelligence Limited (“Matrix”)

In May 2024, the Company through its subsidiary entered into an investment agreement with Matrix to acquire 988,116 Series Pre-A Preferred Shares, which represented 4.76% equity interest of Matrix on an as-converted and fully-diluted basis, for a cash consideration of US$6,000 (equivalent to RMB42,661). The investment was classified as available-for-sale debt investments because the investment contains substantive liquidation preference and redemption provision and is redeemable at the option of the investor. The Company recorded the investment at fair value. Unrealized gain of RMB28, net of nil income taxes were recorded in other comprehensive income for the nine months ended September 30, 2024.